Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Entity Registrant Name	Dryships Inc.
Entity Central Index Key	0001308858
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Entity Common Stock Shares Outstanding	424,762,244
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 226,292	$ 341,950
Restricted cash	153,588	223,133
Trade accounts receivable, net of allowance for doubtful receivables of $14,865 and $8,685 at December 31, 2012 and June 30, 2013, respectively	234,384	174,985
Due from related parties (Note 4)	41,825	40,686
Other current assets (Note 5)	138,651	122,775
Total current assets	794,740	903,529
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and acquisitions (Note 6)	1,098,106	1,201,807
Vessels, net (Note 7)	2,310,833	2,059,570
Drilling rigs, drillships, machinery and equipment, net (Note 7)	4,422,807	4,446,730
Total fixed assets, net	7,831,746	7,708,107
OTHER NON-CURRENT ASSETS:
Financial instruments (Note 10)	20,662	996
Restricted cash	131,557	155,375
Intangible assets, net	6,897	7,619
Above-market acquired time charter	14,239	19,575
Other non-current assets (Note 8)	104,225	83,290
Total other non-current assets	277,580	266,855
Total assets	8,904,066	8,878,491
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred finance costs (Note 9)	1,053,638	1,102,085
Accounts payable and other current liabilities	89,239	130,728
Accrued liabilities	180,172	177,114
Due to related parties (Note 4)	148	4,750
Deferred revenue	89,306	73,008
Financial instruments (Note 10)	61,417	85,844
Total current liabilities	1,473,920	1,573,529
NON-CURRENT LIABILITIES
Long-term debt, net of current portion and deferred financing costs (Note 9)	3,382,555	3,284,630
Financial instruments (Note 10)	36,380	63,096
Deferred revenue	100,886	71,815
Pension liability	300	4,057
Other non-current liabilities	28,145	13,345
Total non-current liabilities	3,548,266	3,436,943
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and June 30,2013; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2012 and June 30,2013	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2012 and June 30, 2013; 424,762,244 shares issued and outstanding at December 31, 2012 and June 30, 2013	4,247	4,247
Treasury stock; $0.01 par value; 11,000,000 and 21,000,000 shares at December 31, 2012 and June 30, 2013, respectively (Note 11)	(210)	(110)
Additional paid-in capital (Note 11)	2,795,218	2,837,525
Accumulated other comprehensive loss	(6,027)	(9,175)
Retained earnings/ (Accumulated deficit)	(120,872)	13,973
Total Dryships Inc. stockholders' equity	2,672,356	2,846,460
Non controlling interests (Note 17)	1,209,524	1,021,559
Total equity	3,881,880	3,868,019
Total liabilities and stockholders' equity	$ 8,904,066	$ 8,878,491

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 8,685	$ 14,685
Preferred stock par value	$ 0.01	$ 0.01
Statement [Line Items]
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	424,762,244	424,762,244
Common stock shares outstanding	424,762,244	424,762,244
Treasury stock par value	$ 0.01	$ 0.01
Treasury stock, shares	21,000,000	11,000,000
Series A Preferred Stock [Member]
Statement [Line Items]
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
REVENUES:
Voyage revenues (including amortization of above market acquired time charters)	$ 149,442	$ 157,145
Service revenues, net	506,279	426,490
Total Revenues (Note 15)	655,721	583,635
EXPENSES:
Voyage expenses	50,142	10,484
Vessels, drilling rigs and drillships operating expenses	287,383	274,188
Depreciation and amortization	168,418	166,034
Loss on sale of assets	0	963
Vessel impairment charge (Note 6)	43,490	0
Contract termination fees and other	33,293	0
General and administrative expenses	73,434	71,146
Legal settlements and other, net (Note 13)	5,390	(1,606)
Operating income/(loss)	(5,829)	62,426
OTHER INCOME / (EXPENSES):
Interest and finance costs (includes ($5,835) accumulated other comprehensive reclassifications in 2012 for losses on previously designated cash flow hedges and gains on Senior Notes) (Note 14)	(118,173)	(102,451)
Interest income	5,303	1,906
Gain/ (Loss) on interest rate swaps (Note 10)	23,478	(21,714)
Other, net	2,689	2,576
Total other expenses, net	(86,703)	(119,683)
LOSS BEFORE INCOME TAXES	(92,532)	(57,257)
Income taxes	(24,575)	(21,628)
NET LOSS	(117,107)	(78,885)
Less: Net (income)/loss attributable to non-controlling interest	(17,738)	13,227
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(134,845)	(65,658)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC COMMON STOCKHOLDERS (Note 16)	$ (134,868)	$ (65,658)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 16)	$ (0.35)	$ (0.17)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 16)	382,657,244	380,152,244

Consolidated Statement of Operations (Parentherticals) (Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Reclassifications Of Losses On Previously Designated Cash Flow Hedges [Member]
Interest expense	$ 5,835

Consolidated Statements of Comprehensive Income/(loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Comprehensive Income/ (loss)
Net loss	$ (117,107)	$ (78,885)
Other comprehensive income/ (loss):
Unrealized gain on Senior Notes	0	2,059
Reclassification of gain associated with Senior Notes to Interest and finance costs	0	(709)
Reclassification of losses on previously designated cash flow hedges to Interest and finance costs	0	6,544
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	276	274
Actuarial gains	3,668	102
Total other comprehensive income	3,944	8,270
Total comprehensive loss	(113,163)	(70,615)
Less: comprehensive (income)/loss attributable to non-controlling interests	(19,229)	11,167
Comprehensive loss attributable to Dryships Inc.	$ (132,392)	$ (59,448)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements Of Cash Flows Abstract
Net Cash Provided by Operating Activities	$ 4,315	$ 125,701
Cash Flows from Investing Activities:
Proceeds from sale of notes	0	18,709
Vessels'/drilling rigs acquisitions, improvements and other fixed assets	(258,925)	(209,097)
Advances for vessel acquisitions/drillships under construction	(86,479)	(56,210)
Decrease in restricted cash	93,363	36,323
Proceeds from sale of vessels	0	116,740
Net Cash Used in Investing Activities	(252,041)	(93,535)
Cash Flows from Financing Activities:
Proceeds from long-term credit facilities and term loans	182,576	128,103
Payments of long-term credit facility	(154,134)	(214,032)
Net proceeds from sale in ownerships interest of subsidiary	123,084	180,485
Payment of financing costs, net	(19,458)	(11,573)
Net Cash Provided by Financing Activities	132,068	82,983
Net (decrease)/ increase in cash and cash equivalents	(115,658)	115,149
Cash and cash equivalents at beginning of period	341,950	251,143
Cash and cash equivalents at end of period	$ 226,292	$ 366,292

Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of DryShips Inc. its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company" or "DryShips"). DryShips was formed on September 9, 2004, under the laws of the Republic of the Marshall Islands. The Company is a provider of international seaborne drycargo and oil transportation services and deepwater drilling rig services.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2012, filed with the SEC on March 22, 2013.

Prior period amounts related to consultancy fees have been reclassified in the Statement of operations from "Interest and finance costs" to "General and administrative expenses" in order to conform to the current period presentation.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2013, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2013.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting policies:

Described below are the accounting standards that were adopted in the first six months of 2013. A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2012, filed with the SEC on March 22, 2013 (the "Consolidated Financial Statements for the year ended December 31, 2012"). There have been no material changes to these policies in the six-month period ended June 30, 2013.

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

Going Concern	6 Months Ended
Jun. 30, 2013
Disclosure Text Block [Abstract]
Going concern

3. Going concern

As of June 30, 2013, the drilling segment was in compliance with its financial covenants while the shipping segment was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company's loan agreements relating to $804,789 of the Company's debt. Even though as of to date none of the lenders have declared an event of default under the loan agreements, these breaches constitute events of default and may result in the lenders requiring immediate repayment of the loans. As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment, the Company has classified the respective bank loans amounting to $1,058,113 as current liabilities (Note 9). As a result, the Company reported a working capital deficit of $679,180 at June 30, 2013.

In addition and as further discussed in Note 13, the Company's expected short term capital commitments to fund the construction installments under the shipbuilding contracts in the twelve-month period ending June 30, 2014, amount to $1,256,616. Cash expected to be generated from operations assuming that current market charter hire rates would prevail in the twelve-month period ending June 30, 2014, may not be sufficient to cover the Company's capital commitments. The Company expects to finance its capital commitments with cash on hand, operational cash flow and debt or equity issuances.

On February 4, 2013, the Company's majority-owned subsidiary, Ocean Rig UDW Inc. ("Ocean Rig") completed syndication of a $1.35 billion syndicated secured term loan facility to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena (Note 9). In addition, on February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips and received approximately $123,084 of net proceeds from the public offering (Note 11).

On July 12, 2013, Ocean Rig, entered into a $1.8 billion senior secured term loan facility and repaid in full amounts outstanding under Ocean Rig's $800.0 million secured term loan agreement and two $495.0 million senior secured credit facilities, amounting to approximately $1.6 billion in the aggregate (Note 9).

The Company is currently in negotiations with its lenders to obtain waivers, waiver extensions or to restructure the affected debt. Management expects that the lenders will not demand payment of the loans before their maturity, provided that the Company pays scheduled loan installments and accumulated or accrued interest as they fall due under the existing credit facilities. Management plans to settle the loan interest and scheduled loan repayments with cash expected to be generated from operations and from financing activities.

The unaudited interim condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, the unaudited interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.

Transactions with Related Parties	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties
Transactions with Related Parties

4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statements of operations are as follows:

	December 31, 2012	June 30 2013
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(2,080)	$-
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(2)	(105)
Due to related party - Fabiana	(918)	-
Due to related party -Vivid	(1,707)	-

Due to related party - Total	(4,750)	(148)
Due from related party - TMS Bulkers	30,473	30,608
Due from related party - TMS Tankers	9,270	11,053
Due from related party - Sigma and Blue Fin pool	943	164
Due from related party - Total	40,686	41,825
Advances for vessels and drillships under construction - TMS Bulkers/ TMS Tankers, for the year/ period	7,648	3,545
Vessels, drilling rigs, drillships, machinery and equipment, net - TMS Bulkers/ TMS Tankers, for the year/period	7,472	6,815
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	818	858
Other current assets - Sigma and Blue Fin pool	2,658	454
Other non-current assets - Sigma and Blue Fin pool	$275	$275

	Six month period ended June 30,
Statement of Operations	2012	2013
Voyage Revenues - Sigma and Blue Fin pool	15,068	3,588
Service Revenues, net - Cardiff/ Cardiff Drilling	(2,815)	(4,198)
Voyage expenses - TMS Tankers	(249)	(676)
Voyage expenses - TMS Bulkers	(1,872)	1,288
Voyage expenses – Cardiff Tankers	(31)	(634)
Gain on sale of assets – commissions - TMS Bulkers	(1,180)	-
Contract termination fees and other	-	(23,048)

General and administrative expenses:
Consultancy fees – Fabiana	(1,757)	(1,768)
Consultancy fees – Vivid	(8,033)	(6,482)
Consultancy fees - Basset	(1,983)	(566)
Management fees - TMS Tankers	(2,299)	(4,037)
Management fees - TMS Bulkers	(13,711)	(13,302)

Rent	(24)	-
Amortization of CEO stock based compensation	(6,297)	(3,344)
(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:

Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff" or the "Manager"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers" and together with TMS Bulkers, the "Managers" ). The Managers are beneficially owned by George Economou.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, in the same amount as the fee that was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($1,960 based on the Euro/U.S. Dollar exchange rate at June 30, 2013) per vessel per day, which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($2,018 based on the Euro/U.S. Dollar exchange rate at June 30, 2013).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $653. based on the Euro/U.S. Dollar exchange rate at June 30, 2013) per day.

TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a construction supervisory fee of 10% of the budget for the vessels under construction, payable up front in lieu of the fixed management fee. Once the vessel is operating, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,221 based on the Euro/U.S. Dollar exchange rate at June 30, 2013), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($2,288. based on the Euro/U.S. Dollar exchange rate at June 30, 2013).

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the Company's ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination.

In the event of a change of control of the Company's ownership the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.

Each management agreement has an initial term of five years and will be automatically renewed for a five-year period and thereafter extended in five-year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Transactions with TMS Bulkers and TMS Tankers in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company's majority-owned subsidiary, Ocean Rig. Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provided consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of the Company and its subsidiaries, including the Company's drilling units; and (ii) identified, sourced, negotiated and arranged the sale or purchase of the offshore assets of the Company and its subsidiaries, including the Company's drilling units. In consideration of such services, the Company paid Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities.

Effective January 1, 2013, the Company terminated the Global Services Agreement with Cardiff. The Global Services Agreement has been replaced by the New Global Services Agreement, effective January 1, 2013, between Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig and Cardiff Drilling Inc. (“Cardiff Drilling” formerly known as Cardiff Oil & Gas Management), a company controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou, on the same terms and conditions as in the previous Global Services Agreement between the Company and Cardiff, except that under the New Global Services Agreement, Ocean Rig is obligated to pay directly the fees of 1.0% in consideration of employment arrangements under the agreement and $0.75% in consideration of purchase and sale activities under the agreement, whereas under the Global Services Agreement, those fees were paid by DryShips Inc.

For the six-month period ended June 30, 2012, the Company paid $2,815 as fees relating to the Global Services Agreement regarding employment arrangements which are included in “Service revenue, net” in the unaudited interim condensed consolidated statement of operations. For the six-month period ended June 30, 2013, the Company paid $4,198 as fees relating to the New Global Services Agreement regarding employment arrangements. Such fees, for both periods, are included in “Service revenue, net” in the unaudited interim condensed consolidated statement of operations.

Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

George Economou: As the Company's Chairman, President, Chief Executive Officer ("CEO") and principal shareholder, with a 14.8% shareholding, George Economou has the ability to exert influence over the operations of the Company. In April 2012, companies affiliated with the Company's Chairman, President and Chief Executive Officer purchased a total of 2,185,000 common shares of Ocean Rig in the public offering by Ocean Rig of common shares of Ocean Rig owned by DryShips that was completed on April 17, 2012 (Note 11). During March 2013, the Company accepted an offer from a company affiliated with Mr. George Economou for the sale of two VLOC newbuildings (Note 6).

Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Marshall Islands, provides consultancy services relating to the services of George Economou in his capacity as Chief Executive Officer of the Company (Note 12).

During 2010, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.5 million based on the Euro/U.S. Dollar exchange rate at June 30, 2013).

Fabiana Services S.A. - continued:

On January 12, 2011, the Compensation Committee approved a $4 million bonus and 9,000,000 shares of the Company's common stock payable to Fabiana for the provision of the services of the Company's Chief Executive Officer during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011 through 2018, respectively.

Basset Holdings Inc.: Under the Consultancy Agreement effective from June 1, 2012, between Ocean Rig and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of Ocean Rig. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.2 million based on the Euro/U.S. Dollar exchange rate at June 30, 2013). For the six month period ended June 30, 2012, the Company incurred costs of $1,983, including a sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement. For the six month period ended June 30, 2013, the Company incurred costs of $566 related to this agreement.

Cardiff Tankers Inc.: Under certain charter agreements for the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, is entitled to a 1.25% commission on the charter hire agreements.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between the Company and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company, Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and (ii) at any time by the mutual agreement of the parties.

Effective January 1, 2013, the Company, amended its agreement with Vivid to limit the scope of the services provided under the agreement to DryShips Inc. and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries.  In essence, post-amendment, the consultancy agreement between the DryShips Inc. and Vivid is in effect for the Company's tanker and drybulk shipping segments only.

Effective January 1, 2013, Ocean Rig Management Inc., a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between DryShips and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20% to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between DryShips and Vivid, this fee was paid by DryShips.

Lease Agreement: The Company leased office space in Athens, Greece from a son of George Economou until December 31, 2012.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: As of June 30, 2013, the Aframax tanker Calida operated in the Sigma Tanker Inc. pool ("Sigma"). Three of the Suezmax tankers, Vilamoura, Lipari and Petalidi, operated in the Blue Fin Tankers pool ("Blue Fin") until the termination of the pooling agreements with Blue Fin relating to such vessels in October 2012, March 2013 and November 2012, respectively. The Aframax tankers Saga, Daytona, and Belmar operated in the Sigma tanker pool until the termination of the pooling agreements with Sigma relating to such vessels in April 2012, October 2012 and January 2013, respectively. Sigma and Blue Fin are spot market pools managed by Heidmar Inc. George Economou is a member of the Board of Directors of Heidmar Inc.

Other Current assets	6 Months Ended
Jun. 30, 2013
Other Assets [Abstract]
Other Current assets

5. Other current assets

The amount of other current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,	June 30,
	2012	2013
Inventories	$29,272	$24,718
Deferred mobilization expenses	46,407	60,801
Prepayments and advances	18,220	34,960
Swap cash collateral	8,000	8,000
Other	20,876	10,172
	$122,775	$138,651

Advances for Vessels and Drillships under Construction and Acquisitions	6 Months Ended
Jun. 30, 2013
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions
6. Advances for Vessels and Drillships under Construction and Acquisitions: The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2012. The movement of the account during the six-month period ended June 30, 2013, was as follows:

June 30, 2013
Balance at December 31, 2012	$1,201,807
Advances for vessels/drillships under construction and related costs	249,836
Vessels impairment charge	(43,490)
Vessels delivered	(310,047)
Balance at June 30, 2013	$1,098,106

On January 8, 2013, January 15, 2013 and January 31, 2013, the Company took delivery of its newbuilding tankers Alicante, Mareta and Bordeira, respectively. On May 23, 2013 and June 18, 2013, the Company took delivery of its newbuilding VLOC's Negonego (ex. H1229) and Rangiroa (ex. H1228), respectively.

On March 26, 2013, the Company concluded two Memoranda of Agreements for the sale of two Capesize newbuildings, Hull 1241 and Hull 1242, for a sale price of $71,000 in the aggregate. An impairment loss of $31,617 in the aggregate, was recognized as a result of the reduction of the vessels' carrying amount to their fair value. In addition, an amount of $10,245 related to this agreement has been paid and included in "Contract termination fees and other" in the unaudited interim condensed consolidated financial statements. On May 23, 2013 and June 17, 2013, Hull 1241 and Hull 1242, were delivered to their new owners, respectively.

During March 2013, the Company accepted an offer from an entity affiliated with George Economou (Note 4) for the novation of the shipbuilding contracts of two VLOC under construction, Hull 1239 and Hull 1240, scheduled for delivery during the fourth quarter 2013 and the first quarter 2014, respectively. An impairment loss of $11,873 in the aggregate, was recognized, as a result of the reduction of the vessels carrying amount to their fair value. In addition, due to the novation agreements, which were signed on April 17, 2013, an amount of $18,305 has been paid and included in "Contract termination fees and other" in the unaudited interim condensed consolidated financial statements.

.

Vessels, Drilling Rigs, Drillships, Machinery and Equipment	6 Months Ended
Jun. 30, 2013
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

The amounts in the accompanying consolidated balance sheets are analyzed as follows: Vessels:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$2,562,411	$(502,841)	$2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(58,784)	(58,784)
Balance, June 30, 2013	$2,872,458	$(561,625)	$2,310,833

Drilling rigs, drillships, machinery and equipment:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$5,021,508	$(574,778)	$4,446,730
Additions	84,714	-	$84,714
Depreciation	-	(108,637)	(108,637)
Balance, June 30, 2013	$5,106,222	$(683,415)	$4,422,807

As of June 30, 2013, all of the Company's operating vessels, drilling rigs and drillships, except the vessel Saldhana, have been pledged as collateral to secure the bank loans and Ocean Rig's 6.5% senior secured notes (Note 9).

Other non current assets	6 Months Ended
Jun. 30, 2013
Other Non Current Assets [Abstract]
Other Non Current Assets

8. Other non-current assets:

The amounts included in the accompanying consolidated balance sheets are as follows:

	December 31,	June 30,
	2012	2013
Deferred mobilization expenses	$53,615	$69,451
Deferred finance costs	-	22,723
Other	29,675	12,051
Total	$83,290	$104,225

Long-term Debt	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt

9. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2012	June 30, 2013
5% Convertible Senior Unsecured Notes	$700,000	$700,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
Loan Facilities – Drybulk Segment	716,354	741,103
Loan Facilities – Tanker Segment	224,985	317,011
Loan Facilities – Drilling Segment	1,607,500	1,519,168
Less: Deferred financing costs	(162,124)	(141,089)

Total debt	4,386,715	4,436,193
Less: Current portion	(1,102,085)	(1,053,638)
Long-term portion	$3,284,630	$3,382,555

Convertible Senior Notes and Related Borrow Facility

In conjunction with the Company's public offering of an aggregate of $460,000 and $240,000 aggregate principal amount of 5% Convertible unsecured Senior Notes (the "Notes") in November 2009 and April 2010, respectively (collectively, the "Convertible Senior Notes" or the "Notes"), the Company entered into share lending agreements with an affiliate of the underwriter of the offering, or the share borrower, pursuant to which the Company loaned the share borrower approximately 36,100,000 shares of the Company's common stock. Under the share lending agreements, the share borrower is required to return the borrowed shares when the Notes are no longer outstanding. The Company did not receive any proceeds from the sale of the borrowed shares by the share borrower, but the Company did receive a nominal lending fee of $0.01 per share from the share borrower for the use of the borrowed shares. As of December 31, 2012 and June 30, 2013, the share borrower returned an aggregate of 11,000,000 and 21,000,000, respectively, of the above-referenced loaned shares to the Company, which were not retired and are included as treasury stock in the accompanying balance sheets as of December 31, 2012 and June 30, 2013.

The fair value of the outstanding loaned shares as of December 31, 2012 and June 30, 2013, was $40,160 and $28,237, respectively. On the day of the Notes issuance the fair value of the share lending agreements was determined to be $14,476, based on a 5.5% interest rate of the Notes without the share lending agreement and was recorded as debt issuance cost. Amortization of the issuance costs associated with the share lending agreement during the six-month periods ended June 30, 2012 and 2013, was $1,483 and $1,475, respectively, and is included in "Interest and finance costs." The unamortized balance as of December 31, 2012 and June 30, 2013, was $5,707 and $4,232, respectively.

Effective September 19, 2011, the applicable conversion price of the Notes changed to $6.9 per share. The previous conversion price of $7.19 per share was adjusted downward in connection with the Company's partial spin off of Ocean Rig common stock held by the Company. Since the Company's stock price was below the Notes conversion price of $6.9 as of June 30, 2013, the if-converted value did not exceed the principal amount of the Notes.

The total interest expense related to the Notes in the Company's unaudited interim condensed consolidated statement of operations for the six-month periods ended June 30, 2012 and 2013, was $36,121 and $38,383, respectively, of which $18,621 and $20,883, respectively, are non-cash amortization of the discount on the liability component and $17,500 and $17,500, respectively, are the contractual interest paid semi-annually at a coupon rate of 5% per year. At December 31, 2012 and June 30, 2013, the net carrying amount of the liability component and unamortized discount were $610,969 and $631,852, respectively, and $89,031 and $68,148, respectively.

The Company's interest expense associated with the $460,000 aggregate principal amount and $240,000 aggregate principal amount of Notes is accretive based on an effective interest rate of 12% and 14%, respectively.

Ocean Rig's 9.5% senior unsecured notes due 2016

On April 27, 2011, Ocean Rig issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "OCR UDW Notes") offered in a private placement, resulting in net proceeds of approximately $487.5 million. The OCR UDW Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of Ocean Rig's existing and future unsecured senior indebtedness.

The OCR UDW Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require Ocean Rig to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase.

On April 26, 2011, DryShips agreed to purchase from three unaffiliated companies OCR UDW Notes in the total aggregate principal amount of $75,000. During the period from May 19, 2011 to July 27, 2011, the Company sold to third parties these senior unsecured notes with notional amount of $57,000 resulting in a gain of $1,406. During the period from March 15, 2012 to March 30, 2012, the remaining $18,000 of senior unsecured notes were also sold to third parties with a notional amount of $18,000 resulting in a gain of $709.

Ocean Rig's 6.5% senior secured notes due 2017

On September 20, 2012, Ocean Rig's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. Ocean Rig used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Notes are fully and unconditionally guaranteed by Ocean Rig and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with Ocean Rig, the "Guarantors").

Upon a change of control, which occurs if 50% or more of Ocean Rig's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the Issuer may, at its option, redeem all or a portion of the notes, at one time or from time to time at 103.25% (from October 1, 2015 to September 30, 2016) or 100% (from October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Notes and the Drill Rigs Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions.

Term bank loans and credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between January 2015 and September 2024. Interest rates on the outstanding loans as at June 30, 2013, are based on LIBOR plus a margin, except for an amount of $430,556, from the loan facilities which are based on a fixed rate.

On September 27, 2012, the Company entered into two supplemental agreements relating to the credit facility dated March 31, 2006, to cure a shortfall in the security cover ratio and pledged 7,800,000 of its shares of Ocean Rig as additional security. On June 21, 2013, the Company signed an amendment and extended the pledge of the above shares from June 30, 2013 to September 16, 2013.

On October 24, 2012, the Company entered into a secured term bank loan of up to $107,669 to partially finance the construction costs relating to the newbuilding tankers Alicante, Mareta and Bordeira which were delivered in January 2013. The facility bears interest at LIBOR plus a margin and is repayable in twenty-four semi-annual installments. During January 2013, the Company drew an amount of $100,856, to finance the delivery installment of the above three tankers.

On February 28, 2013, Drillships Ocean Ventures Inc., a majority owned subsidiary and Ocean Rig's wholly-owned subsidiary, entered into a secured term loan facilities agreement with a syndicate of lenders and DNB Bank ASA, as facility agent and security agent, in the amount of $1.35 billion to partially finance the construction costs of the Ocean Rig Mylos, the Ocean Rig Skyros and the Ocean Rig Athena. The facilities agreement is comprised of three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the commercial lenders, or the Commercial Facilities, three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities, and three term loan facilities of up to $150,000 each (one relating to each of the aforementioned seventh generation drillships) made available by the Export-Import Bank of Korea, or the Kexim Facilities. All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of each drillship . The Commercial Facilities mature five years after the first draw down date while the Eksportkreditt GIEK Facilities and KEXIM Facilites mature twelve years after the first draw down date or, at the lenders option, at the maturity date of the Commercial Facilities. In connection with this loan, Ocean Rig paid $22.4 million as loan origination fees, which have been classified in other non-current assets.

Under the agreement, Ocean Rig may only pay dividends or make other distributions in respect of its capital stock under the $1.35 billion secured term loan facility in an amount of up to 50% of net income of each previous financial year, provided in each case that Ocean Rig UDW maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment

On March 15, 2013, the Company reached an agreement with a far eastern shipyard for a $12,500 sellers credit to the Company.  This credit is repayable to the yard in one bullet repayment two years after date of drawdown and it bears interest at 3% per annum. The Company agreed to provide a pledge of 1,602,500 shares in Ocean Rig that the Company owns, which pledge will be automatically released upon repayment of credit. During March 2013, the Company drew the total amount of $12,500 which is included in "Other non-current liabilities" in the unaudited interim consolidated balance sheet as of June 30, 2013.

In June 2013, Ocean Rig requested from Deutsche Bank Luxembourg SA and the lender accepted, to waive certain clauses of the loan agreements to amongst others, withdraw certain minimum cash requirements. Moreover, in June 2013, the Company requested from Nordea Finland Plc. its consent to reduce the notification days for the voluntary prepayment.

On July 12, 2013, Ocean Rig, through its wholly-owned subsidiaries, Drillships Financing Holding Inc. (“DFHI”) and Drillships Projects Inc., entered into a $1.8 billion senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975.0 million (“Tranche B-1 Term Loans”) and tranche B-2 term loans in an aggregate principal amount equal to $825.0 million (“Tranche B-2 Term Loans” and, together with the Tranche B-1 Term Loans, the “Term Loans”), with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances and the third quarter of 2016. The Term Loans are initially guaranteed by Ocean Rig and certain existing and future subsidiaries of DFHI and are secured by certain assets of, and by a pledge of the stock of, DFHI and the subsidiary guarantors. The net proceeds of the Term Loans were used by Ocean Rig to repay in full amounts outstanding under Ocean Rig's $800.0 million secured term loan agreement and the two $495.0 million senior secured credit facilities, amounted to $1,519,168 in aggregate. In line with ASC 470-10-45 “Short-Term Obligations Expected to Be Refinanced”, Ocean Rig has classified the outstanding balance of its bank loans as at June 30, 2013, in accordance with the terms of the Term loans. Unamortized balance of deferred finance fees associated with the repaid loans, amounted to approximately $23.3 million was written off in the statement of operations upon the extinguishment of the related debt in July 2013. In addition, restricted cash of $131.6 million associated with the respective loans has been released upon the repayment. On July 26, 2013, Ocean Rig through its wholly-owned subsidiaries DFHI and Drillships Projects Inc entered into an incremental amendment to the $1.8 billion senior term loan for additional tranche B-1 term loans in a principal amount of $100.0 million.

On August 1, 2013, the Company entered into two supplemental agreements relating to two term bank loans dated October 5, 2007 and March 13, 2008, respectively, to amend certain terms and cure a shortfall in the security cover ratio, and pledged an aggregate of 5,450,000 of its shares of Ocean Rig as additional security under the loans. The share pledge expires on December 31, 2013.

The aggregate available undrawn amounts under the Company's facilities at December 31, 2012 and June 30, 2013, were $189,389 and $1,350,000, respectively. As of June 30, 2013, the Company is required to pay, on a quarterly basis, a commitment fee of 1.40%, per annum of its undrawn portion of the line of credit. The weighted-average interest rates on the above outstanding debt were 5.71% for the six-month period ended June 30, 2012 and 6.39% for the six-month period ended June 30, 2013.

The above loans and secured notes are secured by a first priority mortgage over the Company's vessels, rigs and drillships, corporate guarantees, a first priority assignment of all freights, earnings, insurances and requisition compensation and pledges of the shares of capital stock of certain of the Company's subsidiaries. The Company's secured loan agreements contain certain operating and negative covenants, which may limit the ability of the Company and its subsidiaries to, without the lender's prior consent, change the flag, class, management or ownership of the vessels and drillships mortgaged under such facilities, incur additional indebtedness, create or permit to exist liens on the assets of the Company or its subsidiaries, make loans, make investments or capital expenditures, change the general nature of the Company's business and undergo a change in ownership or control. In addition, some of the vessels' owning companies are not permitted to pay any dividends to DryShips, nor is DryShips permitted to pay dividends or make other distributions in respect of its common shares to its shareholders, without the lender's prior consent. The loans also contain certain financial covenants relating to the Company's financial position, operating performance and liquidity, including minimum working capital requirements.

As of June 30, 2013, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements relating to its shipping segment. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of June 30, 2013, the Company was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company's loan agreements relating to its shipping segment, under which a total of $804,789 was outstanding as of June 30, 2013 (Note 3). As a result of this non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements relating to its shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans relating to its shipping segment that were in breach as of June 30, 2013, amounting to $1,058,113, as current at June 30, 2013.

As of June 30, 2013, the Company was in compliance with all the financial covenants contained in its debt agreements relating to its drilling segment.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the six-month periods ended June 30, 2012 and 2013, amounted to $107,280 and $119,366, respectively. These amounts net of capitalized interest of $27,262 and $34,466, for the six-month periods ended June 30, 2012 and 2013, respectively, are included in "Interest and finance costs" in the accompanying unaudited interim condensed consolidated statements of operations.

The annual principal payments required to be made after June 30, 2013, taking into consideration the repayment of Ocean Rig's bank loans (as discussed above) and the new Term loans discussed above, including balloon payments, totaling $4,577,282 due through September 2024 are as follows:

June 30, 2014	$1,071,614
June 30, 2015	718,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	4,577,282
Less: Financing fees and equity component of notes	(141,089)
Total debt	$4,436,193

Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments And Fair Value Measurements

10. Financial Instruments and Fair Value Measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Effective January 1, 2011, the Company removed the designation of the cash flow hedges and discontinued hedge accounting for the associated interest rate swaps.

The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.

Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. All of the Company's derivative transactions are entered into for risk management purposes.

As of June 30, 2013, the Company had outstanding 37 interest rate swap agreements of $3.9 billion notional amount, maturing from September 2013 through November 2017.

As of December 31, 2012 and June 30, 2013, security deposits of $8,000 were provided as security by the Company (Note 5). The Company has deposited also a cash collateral of $6,000 that is classified as current restricted cash. These amounts are expected to be released upon the delivery of Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena, which are expected to be delivered within the year.

Fair Values of Derivative Instruments in the Statement of Financial Position:

		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2012	2013		2012	2013
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$85,844	$61,417
Interest rate swaps	Financial instruments-non-current assets	996	20,662	Financial instruments non-current liabilities	63,096	36,380

Total derivatives not designated as hedging instruments		$996	$20,662		$148,940	$97,797
Total derivatives		$996	$20,662	Total derivatives	$148,940	$97,797

During the six-month periods ended June 30, 2012 and 2013, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statement of operations were $6,818 and $276, respectively. The estimated net amount of existing losses at June 30, 2013, that will be reclassified into earnings within the next twelve months related with previously designated cash flow hedges is $548.

		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2012	2013

Interest rate swaps	Gain/ (Loss) on interest rate swaps	$(21,714)	$23,478

Total		$(21,714)	$23,478

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable and accounts payable and other current liabilities reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company. The Convertible Senior Notes, the OCR UDW Notes and the Drill Rigs Notes, have a fixed rate and their estimated fair values were determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter-market). The fair value of the loan that has a fixed rate is estimated through Level 2 inputs of the fair value hierarchy by discounting future cash flows using rates currently available for debt with similar terms, credit risk and remaining maturities. The estimated fair value of the above Convertible Senior Notes, OCR UDW Notes, Drill Rigs Notes and loans at June 30, 2013, are approximately $639,625, $521,250, $799,000 and $467,893, respectively, compared to a carrying amount net of financing fees of $624,460, $492,782 $782,698 and $423,491, respectively.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.

	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$20,662	$-	$20,662	$-
Interest rate swaps - liability position	(97,797)	-	(97,797)	-
Total	$(77,135)	$-	$(77,135)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements
Long lived assets held and used	-	(71,000)	-	(43,490)
Total	-	(71,000)	-	(43,490)

In accordance with the provisions of relevant guidance, four newbuildings with a carrying amount of $43,490 were written down to their fair values as determined based on the agreed sale price, resulting in an impairment charge of $43,490, which was included in the accompanying consolidated statement of operations for the six-month period ended June 30, 2013 (Note 6).

Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital
11. Common Stock and Additional Paid-in Capital:

Net Income Attributable to Dryships Inc. and Transfers to the Non-controlling Interest:

The following table represents the effects of changes in DryShips ownership interest in Ocean Rig on the equity attributable to the shareholders of DryShips

	Six-month period ended June 30,
	2012	2013
Net loss attributable to Dryships Inc.	$(65,658)	$(134,845)
Transfers to the non-controlling interest:
Decrease in Dryships equity for reduction in subsidiary ownership	(81,760)	(45,418)
Net transfers to the non-controlling interest	(81,760)	(45,418)
Net loss attributable to Dryships and transfers to the non-controlling interest	$(147,418)	$(180,263)

Sale of Ocean Rig shares

On April 17, 2012, the Company completed a public offering of an aggregate of 11,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $180,485 of net proceeds from the public offering. The net assets of Ocean Rig as of April 17, 2012, amounted to $3,003,954. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests which amounted to $81,760 was recognized in equity attributable to the controlling interest.

On February 14, 2013, the Company completed a public offering of an aggregate of 7,500,000 common shares of Ocean Rig owned by DryShips. The Company received approximately $123,084 of net proceeds from the public offering. The net assets of Ocean Rig as of February 14, 2013, amounted to $2,950,992. At the date of the transaction, the carrying amounts of Ocean Rig's assets and liabilities did not require fair value adjustments. The difference between the net consideration received and the amount attributed to the non-controlling interests, which amounted to $45,418, was recognized in equity attributable to the controlling interest.

Treasury stock

During September 2011, April 2012 and January 2013, the share borrower described in Note 9 returned to the Company an aggregate of 21,000,000 loaned shares of the Company's common stock, which were not retired and are held as treasury stock.

Repurchase program

On December 6, 2011, Ocean Rig announced that its board of directors had approved a repurchase program for up to a total of $500,000 of its common shares and 9.5% senior unsecured notes due 2016 (Note 9). Ocean Rig's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of June 30, 2013, Ocean Rig had not purchased any common shares or unsecured notes under the program described above.

Equity Incentive Plan	6 Months Ended
Jun. 30, 2013
Equity Incentive Plan [Abstract]
Equity incentive plan

12. Equity incentive plan:

DryShips

On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's board of directors amended the Plan to provide that a total of 21,834,055 common shares be reserved for issuance.

On January 12, 2011, 9,000,000 shares of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of George Economou for the provision of Chief Executive Officer services during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares vesting on the grant date and 1,000,000 shares vesting annually on December 31, 2011, through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share.

As of June 30, 2013, 3,000,000 of these shares have vested.

On February 4, 2011, 15,000 shares of non-vested common stock out of the 21,834,055 shares reserved under Plan were granted to an executive of the Company. The shares vest on a pro-rata basis over a period of three years from the date of the non-vested stock award agreement. The fair value of each share, on the grant date, was $5.01. As of June 30, 2013, 10,000 of these shares have vested.

 A summary of the status of the Company's non vested shares as of December 31, 2012 and movement during the six-month period ended June 30, 2013, is presented below. There were no shares forfeited in 2013.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	6,005,000	$5.50
Granted	-	-
Balance June 30, 2013	6,005,000	$5.50

As of December 31, 2012 and June 30, 2013, there was $19,725 and $16,377, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of six years.

The amounts of $6,310 and $3,349 are recorded in "General and administrative expenses", in the accompanying consolidated statement of operations for the six-month period ended June 30, 2012 and 2013, respectively. The total fair value of shares vested during the six-month period ended June 30, 2012 and 2013, was $0.3 and $0, respectively.

Ocean Rig UDW Inc.

On February 14, 2012, Ocean Rig's Compensation Committee approved the grant of 112,950 of Ocean Rig's shares of non-vested common stock to officers and key employees of Ocean Rig, as a bonus for their services rendered during 2011. The shares vest over a period of three years, one third on each December 31, 2012, 2013 and 2014.The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $16.50 per share.

On March 21, 2012, Ocean Rig's board of directors approved the 2012 Equity Incentive Plan (the "Ocean Rig Plan") and reserved a total of 2,000,000 common shares. Under the Ocean Rig Plan, officers, key employees, and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On May 15, 2012, Ocean Rig's Compensation Committee approved the grant of: a) 4,500 shares of non-vested common stock to an officer as an additional bonus for his services rendered during 2011 and b) 28,200 shares to new recruited employees as a sign-up stock bonus. The shares vest over a period of three years, one third on each of December 31, 2012, 2013 and 2014. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $15.92 per share.

On December 5, 2012, 7,500 shares were awarded to an officer of the Company. The fair value of the shares on the grant date was $15.75 and the shares vested in March 2013.

 As of December 31, 2012, 2,500 shares have vested, while 77,150 shares were forfeited due to employees' resignations.

On May 16, 2013, Ocean Rig's Compensation Committee approved the grant of 192,400 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig Shares on the grant date of $16.90 per share.

A summary of the status of Ocean Rig's non vested shares as of December 31, 2012 and movement during the six-month period ended June 30, 2013, is presented below.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31,2012	73,500	$16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30,2013	253,400	$16.80

As of December 31, 2012 and June 30, 2013, there was $633 and $3,256, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by Ocean Rig. That cost is expected to be recognized over a period of two years. An amount of $591 represents the stock based compensation expense for the period and is recorded in "General and administrative expenses", in the accompanying consolidated statement of operations for the six-month period ended June 30, 2013.

Commitment and contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Commitments And Contingencies

13. Commitment and contingencies:

13.1 Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping and drilling business.

The Company has obtained hull and machinery insurance for the assessed market value of the Company's fleet and protection and indemnity insurance. However, such insurance coverage may not provide sufficient funds to protect the Company from all liabilities that could result from its operations in all situations. Risks against which the Company may not be fully insured or insurable include environmental liabilities, which may result from a blow-out or similar accident, or liabilities resulting from reservoir damage alleged to have been caused by the negligence of the Company.

As part of the normal course of operations, the Company's customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled though negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On July 17, 2008, the Company entered into an agreement to sell the vessel Toro, a 1995-built 73,034 dwt Panamax drybulk carrier, to Samsun Logix Corporation ("Samsun") for the price of approximately $63.4 million. On January 29, 2009, the Company reached an agreement with the buyers whereby the price was reduced to $36.0 million. As part of the agreement, the buyers released the deposit of $6.3 million to the Company immediately and were required to make a new deposit of $1.5 million towards the revised purchase price. On February 13, 2009, the Company proceeded with the cancellation of the sale agreement due to the buyers' failure to pay the new deposit of $1.5 million. In February 2009, Samsun was placed in corporate rehabilitation. In February 2010, Samsun's plan of reorganization was approved by its creditors. As part of this plan, the Company will recover a certain percentage of the agreed-upon purchase price.

As this is contingent on the successful implementation of the plan of reorganization, the Company is unable to estimate the impact on the Company's financial statements.

On March 5, 2009, a complaint against certain of the Company's current and former directors was filed in the High Court of the Republic of the Marshall Islands, captioned Rosenquist v. Economou, et al. (Case No. 2009-056). The Rosenquist complaint, which was amended on August 14, 2009, sought an unspecified amount of damages and alleged that the defendants had breached certain fiduciary duties owed to the Company in connection with the termination of the acquisition of four Panamax drybulk carriers and nine Capesize drybulk carriers. The complaint also sought the disgorgement of all payments made in connection with the termination of these acquisitions. The High Court dismissed the case in February 2010. The Plaintiff appealed and on October 5, 2011 the Supreme Court affirmed dismissal. On December 7, 2011, the Plaintiff sent a letter requesting the Company's board to take certain action with respect to the allegations in his former complaint. On January 5, 2012, the board established a Special Committee consisting of five disinterested directors to investigate the Plaintiff's request. The relevant investigation has been completed and the Special Committee unanimously recommended to the board that the Plaintiff's demand letter be rejected. Following the Special Committee's recommendation, the Board authorized the Special Committee to respond to the Plaintiff that the relevant demand has been rejected. The relevant letter was sent to Plaintiff on February 20, 2013. On May 29, 2013, Mr. Rosenquist sent a letter to the Company demanding that the Company produce certain books and records concerning the Board's rejection of the demand contained in Mr. Rosenquist's letter of December 7, 2011. The Company rejected this request for books and records on June 6, 2013. Mr. Rosenquist sent another letter to the Company on July 22, 2013, again demanding that the Company produce certain books and records concerning the Board's rejection of the demand contained in Mr. Rosenquist's letter of December 7, 2011. On August 2, 2013, the Company responded to Mr. Rosenquist's July 22, 2013 request with a copy of some of the documents requested.

The vessels Capri, Capitola and Samatan, were on long-term time charters to Korea Lines Corp ("KLC"), pursuant to charterparties dated May 6, 2008, March 3, 2008 and March 3, 2008, (the "Original Charterparties") per each vessel, respectively. On January 25, 2011, KLC filed with the 4th Bankruptcy Division of the Seoul Central District Court (the "Seoul Court") an application for rehabilitation pursuant to the Debtor Rehabilitation & Bankruptcy Act. On February 15, 2011, KLC's application was approved by the Seoul Court and Joint Receivers of KLC were appointed. Upon and with effect from March 14, 2011, the shipowning companies' Original Charterparties with KLC were terminated by the Joint Receivers, and the shipowning companies entered into New Charterparties with the Joint Receivers at reduced rates of hire and others terms, with the approval of the Seoul Court. On April 1, 2011, the shipowning companies filed claims in the corporate rehabilitation of KLC for (i) outstanding hire due under the Original Charterparties and, (ii) damages and loss caused by the early termination of the Original Charterparties. During 2012, the New Charterparties, were terminated on agreed terms.

The Leiv Eiriksson operated in Angola during the period from 2002 to 2007. Ocean Rig's manager in Angola during this period made a legal claim for reimbursement of import/export duties for two export/importation events in the period from 2002 to 2007 retroactively levied by the Angolan government. Agreement was reached between the parties to settle this claim for an amount of $6.1 million which was paid by the Company's relevant subsidiary on May 24, 2012, to the claimant, in full and final settlement of the London Court Proceedings. The Company recorded a charge of $6.4 million during the period ended June 30, 2012, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

On May 10, 2013, Drillship Hydra Owners Inc., being the owning company of drilling unit Ocean Rig Corcovado, filed a claim against Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc with the High Court in London in connection with the loss of daily earnings and cost of repair for the Blow Out Preventer of the Ocean Rig Corcovado in June and July 2011. In July 2013 the Company reached a commercial agreement out of court with Capricorn Greenland Exploration 1 Limited and Cairn Energy Plc to receive a compensation amounting to $5.0 million and the parties are currently finalizing the terms of such settlement. In this respect, the Company recorded a charge of $6.0 million during the six month period ended June 30, 2013, which is included under "Legal settlements and other, net" in the consolidated statement of operations.

13.2 Purchase obligations:

The following table sets forth the Company's contractual obligations and their maturity dates as of June 30, 2013:

Obligations:	Total	1st year	2nd year
Vessels shipbuilding contracts	$124,440	$76,840	$47,600
Drillship shipbuilding contracts	1,566,876	1,179,776	387,100
Total obligations	$1,691,316	$1,256,616	$434,700

13.3 Contractual charter and drilling revenue

Future minimum contractual charter and drilling revenue, based on vessels, rigs and drillships committed to non-cancelable, long-term time and drilling contracts as of June 30, 2013, will be $ 1,675,053 for the twelve months ending June 30, 2014, $ 1,495,384 for the twelve months ending June 30, 2015, $ 921,757 for the twelve months ending June 30, 2016, $ 205,093 for the twelve months ending June 30, 2017, $ 56,455 for the twelve months ending June 30, 2018 and $ 16,221 for the twelve months ending June 30, 2019 and thereafter. These amounts do not include any assumed off-hire.

13.4 Rental payments

The Company leases office space in Athens, Greece, from a third party. As of June 30, 2013, the future obligations amount to $88 for each of the twelve months ending June 30, 2014, 2015 and 2016 and $44 for the six months ending December 31, 2017. The contract expires in 2017.

In addition, Ocean Rig has operating leases mostly relating to premises, the most significant being its offices in Stavanger, Rio de Janeiro, Jersey and Aberdeen. As of June 30, 2013, the future obligations amount to $2,080 for the twelve months ending June 30, 2014 and $901 for twelve months ending June 30, 2015 and $627 for the twelve months ending June 30, 2016, $273 for the twelve months ending June 30, 2017, $236 for the twelve months ending June 30, 2018 and $ 2,021 for the twelve months ending June 30, 2019 and thereafter

Interest and Finance Costs	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs [Abstract]
Interest And Finance Costs
14. Interest and Finance Costs:

The amounts in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:

	Six month period ended June 30,
	2012	2013
Interest incurred on long-term debt	$99,100	$109,510
Amortization and write-off of financing fees	8,180	9,856
Amortization of convertible notes discount	18,621	20,883
Amortization of share lending agreement-note issuance costs	1,483	1,475
Commitment fees, bank charges and other financial expenses	2,329	10,915
Capitalized interest	(27,262)	(34,466)
Total	$102,451	$118,173

Segment Information	6 Months Ended
Jun. 30, 2013
Segment Information
Segment Information

15. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drillships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The tables below present information about the Company's reportable segments as of and for the six-month periods ended June 30, 2012 and 2013.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income/ (loss). Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,

	2012	2013	2012	2013	2012	2013	2012	2013

Revenues from external customers	$ 139,508	$ 93,798	$ 17,637	$ 55,644	$ 426,490	$ 506,279	$ 583,635	$ 655,721
Income tax expense	-	-	-	-	(21,628)	(24,575)	(21,628)	(24,575)
Net income/(loss)	(31,255)	(168,575)	(265)	5,246	(47,365)	46,222	(78,885)	(117,107)

	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Total assets	$ 2,020,180	$ 1,914,999	$ 579,451	$ 701,638	$ 6,278,860	$ 6,287,429	$ 8,878,491	$ 8,904,066

Losses per share	6 Months Ended
Jun. 30, 2013
Earnings per share [Abstract]
Earnings per share
16. Losses per share:

The Company calculates basic and diluted losses per share as follows:
	Six month period ended June 30,
	2012			2013
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips	(65,658)	-	-	(134,845)	-	-
Less: Allocation of undistributed earnings to non-vested stock	-	-	-	(23)	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$ (65,658)	380,152,244	$(0.17)	$(134,868)	382,657,244	$(0.35)

For the six month periods ended June 30, 2012 and 2013 and given that the Company incurred losses, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive and therefore basic and diluted losses per share are the same.

Non-controlling interests	6 Months Ended
Jun. 30, 2013
Non Controlling Interest (Abstract)
Non Controlling Interest
17. Non-controlling interests:

The following table represents the changes in DryShips non-controlling interests:

	Six-month period ended June 30,
	2012	2013

Balance at the beginning of the period.	$ 793,334	$ 1,021,559
Net income/(loss) for the period.	(13,227)	17,738
Sale of subsidiary shares to non controlling interests (Note 11)	262,245	168,502
Amortization of stock based compensation	160	234
Other comprehensive income	2,060	1,491

Balance at the end of the period	$ 1,044,572	$ 1,209,524

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Taxes [Abstract]
Income Taxes

18. Income Taxes:

Neither the Marshall Islands nor Malta imposes a tax on international shipping income earned by a "non-resident" corporation thereof. Under the laws of the Marshall Islands and Malta, the countries in which the Company and the vessels owned by subsidiaries of the Company are registered and the Company's subsidiaries (and their vessels) are subject to registration fees and tonnage taxes, as applicable, which have been included in Vessels' operating expenses in the accompanying unaudited interim condensed consolidated statements of operations.

The Marshall Islands and Malta, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, each grants an "equivalent exemption" to United States corporations with respect to each type of shipping income earned by the Company's ship-owning subsidiaries. Therefore, the ship-owning subsidiaries will be exempt from United States federal income taxation with respect to U.S.-source shipping income if they satisfy the 50% Ownership Test. The Company believes that each of the Company's Marshall Islands and Malta ship-owning subsidiaries will be entitled to exemption from U.S. federal income tax in respect of their U.S. source shipping income

Ocean Rig operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which Ocean Rig operates have taxation regimes with varying rates, as well different deductions, credits and other tax attributes. Consequently, there is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

Subsequent Events	6 Months Ended
Jun. 30, 2013
Subsequent Events
Subsequent Events

19. Subsequent Events:

19.1 On July 10, 2013, Ocean Rig entered into a drilling contract with Total E&P Angola for a five-well program or a minimum of 275 days for its ultra deepwater drillship Ocean Rig Skyros for drilling offshore West Africa. The Ocean Rig Skyros is expected to commence this contract upon delivery from the shipyard in November 2013.

19.2 On July 12, 2013, Ocean Rig, through its wholly-owned subsidiaries, DFHI and Drillships Projects Inc., entered into a $1.8 billion senior secured term loan facility, comprised of tranche B-1 term loans in an aggregate principal amount equal to $975.0 million and tranche B-2 term loans in an aggregate principal amount equal to $825.0 million, with respective maturity dates in the first quarter of 2021, subject to adjustment to the third quarter of 2020 in certain circumstances, and the third quarter of 2016.

19.3 On July 19, 2013, Ocean Rig received a Letter of Award for its ultra deepwater drillship Ocean Rig Skyros, from a major oil company. The Letter of Award is for a six-year contract for drilling offshore West Africa. The contract is expected to commence in direct continuation of the previous contract of the Ocean Rig Skyros with Total E&P Angola before the first quarter of 2015.

19.4 On July 26, 2013, Ocean Rig, through its wholly-owned subsidiaries, DFHI and Drillships Projects Inc. entered into an incremental amendment to the $1.8 billion senior term loan facility dated July 12, 2013, for additional tranche B-1 term loans in an aggregate principal amount of $100.0 million.

19.5 On July 30, 2013, Ocean Rig signed definitive documentation with Total E&P Congo, following the previously announced Letter of Award, for its ultra deepwater drillship Ocean Rig Apollo. The contract is for a three-year drilling campaign offshore West Africa and is expected to commence in the first quarter of 2015.

 19.6 On August 1, 2013, the Company entered into two supplemental agreements related to two term bank loans dated October 5, 2007 and March 13, 2008, respectively, to amend certain terms and cure a shortfall in the security cover ratio, and pledged an aggregate of 5,450,000 of its shares of Ocean Rig as additional security under the loans. The share pledge expires on December 31, 2013.

Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Comprehensive Income

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Transactions with Related Parties
Schedule of Related Party Transactions
	December 31, 2012	June 30 2013
Balance Sheet
Due to related party - Cardiff Marine Inc.	$(2,080)	$-
Due to related party - Tri-Ocean Heidmar	(43)	(43)
Due to related party - Cardiff Tankers	(2)	(105)
Due to related party - Fabiana	(918)	-
Due to related party -Vivid	(1,707)	-

Due to related party - Total	(4,750)	(148)
Due from related party - TMS Bulkers	30,473	30,608
Due from related party - TMS Tankers	9,270	11,053
Due from related party - Sigma and Blue Fin pool	943	164
Due from related party - Total	40,686	41,825
Advances for vessels and drillships under construction - TMS Bulkers/ TMS Tankers, for the year/ period	7,648	3,545
Vessels, drilling rigs, drillships, machinery and equipment, net - TMS Bulkers/ TMS Tankers, for the year/period	7,472	6,815
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin pools	818	858
Other current assets - Sigma and Blue Fin pool	2,658	454
Other non-current assets - Sigma and Blue Fin pool	$275	$275

	Six month period ended June 30,
Statement of Operations	2012	2013
Voyage Revenues - Sigma and Blue Fin pool	15,068	3,588
Service Revenues, net - Cardiff/ Cardiff Drilling	(2,815)	(4,198)
Voyage expenses - TMS Tankers	(249)	(676)
Voyage expenses - TMS Bulkers	(1,872)	1,288
Voyage expenses – Cardiff Tankers	(31)	(634)
Gain on sale of assets – commissions - TMS Bulkers	(1,180)	-
Contract termination fees and other	-	(23,048)

General and administrative expenses:
Consultancy fees – Fabiana	(1,757)	(1,768)
Consultancy fees – Vivid	(8,033)	(6,482)
Consultancy fees - Basset	(1,983)	(566)
Management fees - TMS Tankers	(2,299)	(4,037)
Management fees - TMS Bulkers	(13,711)	(13,302)

Rent	(24)	-
Amortization of CEO stock based compensation	(6,297)	(3,344)
(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

Other Current assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Assets [Abstract]
Other Current Assets
	December 31,	June 30,
	2012	2013
Inventories	$29,272	$24,718
Deferred mobilization expenses	46,407	60,801
Prepayments and advances	18,220	34,960
Swap cash collateral	8,000	8,000
Other	20,876	10,172
	$122,775	$138,651

Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	6 Months Ended
Jun. 30, 2013
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition

June 30, 2013
Balance at December 31, 2012	$1,201,807
Advances for vessels/drillships under construction and related costs	249,836
Vessels impairment charge	(43,490)
Vessels delivered	(310,047)
Balance at June 30, 2013	$1,098,106

Vessels, Drilling Rigs, Drillships, Machinery and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$2,562,411	$(502,841)	$2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(58,784)	(58,784)
Balance, June 30, 2013	$2,872,458	$(561,625)	$2,310,833

Drilling rigs, drillships, machinery and equipment
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$5,021,508	$(574,778)	$4,446,730
Additions	84,714	-	$84,714
Depreciation	-	(108,637)	(108,637)
Balance, June 30, 2013	$5,106,222	$(683,415)	$4,422,807

As of June 30, 2013, all of the Company's operating vessels, drilling rigs and drillships, except the vessel Saldhana, have been pledged as collateral to secure the bank loans and Ocean Rig's 6.5% senior secured notes (Note 9).

Other non current assets (Tables)	6 Months Ended
Jun. 30, 2013
Other Non Current Assets [Abstract]
Other Non Current Assets
	December 31,	June 30,
	2012	2013
Deferred mobilization expenses	$53,615	$69,451
Deferred finance costs	-	22,723
Other	29,675	12,051
Total	$83,290	$104,225

Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2012	June 30, 2013
5% Convertible Senior Unsecured Notes	$700,000	$700,000
9,5% Ocean Rig Senior Unsecured Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
Loan Facilities – Drybulk Segment	716,354	741,103
Loan Facilities – Tanker Segment	224,985	317,011
Loan Facilities – Drilling Segment	1,607,500	1,519,168
Less: Deferred financing costs	(162,124)	(141,089)

Total debt	4,386,715	4,436,193
Less: Current portion	(1,102,085)	(1,053,638)
Long-term portion	$3,284,630	$3,382,555

Principal payment
June 30, 2014	$1,071,614
June 30, 2015	718,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	4,577,282
Less: Financing fees and equity component of notes	(141,089)
Total debt	$4,436,193

Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31,	June 30,	Balance Sheet Location	December 31,	June 30,
		2012	2013		2012	2013
		Fair value	Fair value		Fair value	Fair value
Interest rate swaps	Financial instruments current assets	$-	$-	Financial instruments-current liabilities	$85,844	$61,417
Interest rate swaps	Financial instruments-non-current assets	996	20,662	Financial instruments non-current liabilities	63,096	36,380

Total derivatives not designated as hedging instruments		$996	$20,662		$148,940	$97,797
Total derivatives		$996	$20,662	Total derivatives	$148,940	$97,797

Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain/(Loss)
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	2012	2013

Interest rate swaps	Gain/ (Loss) on interest rate swaps	$(21,714)	$23,478

Total		$(21,714)	$23,478

Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	June 30, 2013	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps – asset position	$20,662	$-	$20,662	$-
Interest rate swaps - liability position	(97,797)	-	(97,797)	-
Total	$(77,135)	$-	$(77,135)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements
Long lived assets held and used	-	(71,000)	-	(43,490)
Total	-	(71,000)	-	(43,490)

Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2013
Common Stock and Additional Paid-in Capital
Net Income Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Six-month period ended June 30,
	2012	2013
Net loss attributable to Dryships Inc.	$(65,658)	$(134,845)
Transfers to the non-controlling interest:
Decrease in Dryships equity for reduction in subsidiary ownership	(81,760)	(45,418)
Net transfers to the non-controlling interest	(81,760)	(45,418)
Net loss attributable to Dryships and transfers to the non-controlling interest	$(147,418)	$(180,263)

Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2012	6,005,000	$5.50
Granted	-	-
Balance June 30, 2013	6,005,000	$5.50

Ocean Rig UDW
Equity incentive plan
	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31,2012	73,500	$16.40
Granted	192,400	16.90
Vested	(12,500)	16.05
Balance June 30,2013	253,400	$16.80

Commitment and contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year
Vessels shipbuilding contracts	$124,440	$76,840	$47,600
Drillship shipbuilding contracts	1,566,876	1,179,776	387,100
Total obligations	$1,691,316	$1,256,616	$434,700

Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2013
Interest And Finance Costs [Abstract]
Interest And Finance Costs
	Six month period ended June 30,
	2012	2013
Interest incurred on long-term debt	$99,100	$109,510
Amortization and write-off of financing fees	8,180	9,856
Amortization of convertible notes discount	18,621	20,883
Amortization of share lending agreement-note issuance costs	1,483	1,475
Commitment fees, bank charges and other financial expenses	2,329	10,915
Capitalized interest	(27,262)	(34,466)
Total	$102,451	$118,173

Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information
Reporting Information by Segment
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,

	2012	2013	2012	2013	2012	2013	2012	2013

Revenues from external customers	$ 139,508	$ 93,798	$ 17,637	$ 55,644	$ 426,490	$ 506,279	$ 583,635	$ 655,721
Income tax expense	-	-	-	-	(21,628)	(24,575)	(21,628)	(24,575)
Net income/(loss)	(31,255)	(168,575)	(265)	5,246	(47,365)	46,222	(78,885)	(117,107)

	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013	December 31, 2012	June 30, 2013
Total assets	$ 2,020,180	$ 1,914,999	$ 579,451	$ 701,638	$ 6,278,860	$ 6,287,429	$ 8,878,491	$ 8,904,066

Loss per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings per share [Abstract]
Loss Per Share
The Company calculates basic and diluted losses per share as follows:
	Six month period ended June 30,
	2012			2013
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips	(65,658)	-	-	(134,845)	-	-
Less: Allocation of undistributed earnings to non-vested stock	-	-	-	(23)	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$ (65,658)	380,152,244	$(0.17)	$(134,868)	382,657,244	$(0.35)

Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2013
Non Controlling Interest (Abstract)
Non controlling interests

	Six-month period ended June 30,
	2012	2013

Balance at the beginning of the period.	$ 793,334	$ 1,021,559
Net income/(loss) for the period.	(13,227)	17,738
Sale of subsidiary shares to non controlling interests (Note 11)	262,245	168,502
Amortization of stock based compensation	160	234
Other comprehensive income	2,060	1,491

Balance at the end of the period	$ 1,044,572	$ 1,209,524

Going Concern (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended								0 Months Ended
	Feb. 14, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014	Feb. 04, 2013 Syndicated secured term loan facility	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 6.5% Drill Rigs Senior Secured Notes	Jul. 12, 2013 Loan Facilities Drilling Segment 1	Jul. 12, 2013 Loan Facilities Drilling Segment 2	Jul. 12, 2013 Aggregate amount repaid
Loans with breached covenants		$ 804,789
Reclassification Of Long Term Debt		1,058,113
Working capital deficit		679,180
Purchase obligations funded by short term capital commitments				1,256,616
Term loan facility					1,350,000	1,800,000
Number of Ocean Rig common shares sold through a public offering	7,500,000
Proceeds From Sale Of Subsidiarys Common Stock	123,084
Debt Instrument, Face Amount							800,000	495,000	495,000
Payments of long-term credit facility		$ (154,134)	$ (214,032)							$ (1,600,000)

Transactions with Related Parties - Balance Sheet (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Due to related party	$ (148)	$ (4,750)
Due from related party	41,825	40,686
Advances for vessels and drillships under construction for the year/period	1,098,106	1,201,807
Other current assets	138,651	122,775	122,775
Other non-current assets	104,225	83,290
TMS Bulkers
Due from related party	30,608	30,473
TMS Tankers
Due from related party	11,053	9,270
Cardiff Marine Inc.
Due to related party	0	(2,080)
Sigma and Blue Fin pool
Due from related party	164	943
Trade Accounts Receivable - Accrued Receivables	858	818
Other current assets	454	2,658
Other non-current assets	275	275
Vivid
Due to related party	0	(1,707)
Tri-Ocean Heidmar
Due to related party	(43)	(43)
Fabiana
Due to related party	0	(918)
Cardiff Tankers
Due to related party	(105)	(2)
TMS Bulkers/ TMS Tankers
Advances for vessels and drillships under construction for the year/period	3,545	7,648
Vessels, drilling rigs, drillships, machinery and equipment, net for the year/period	$ 6,815	$ 7,472

Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Voyage Revenues	$ 149,442	$ 157,145
Voyage Expenses	(50,142)	(10,484)
Contract termination fees and other	(33,293)	0
General and Administrative Expense [Abstract]
Rent	0	(24)
Sigma and Blue Fin pool
Voyage Revenues	3,588	15,068
TMS Tankers
Voyage Expenses	(676)	(249)
General and Administrative Expense [Abstract]
Management fees	(4,037)	(2,299)
TMS Bulkers
Voyage Expenses	1,288	(1,872)
Gain on sale of assets - commissions	0	(1,180)
General and Administrative Expense [Abstract]
Management fees	(13,302)	(13,711)
Cardiff Tankers
Voyage Expenses	(634)	(31)
Fabiana
General and Administrative Expense [Abstract]
Consultancy fees	(1,768)	(1,757)
Vivid
General and Administrative Expense [Abstract]
Consultancy fees	(6,482)	(8,033)
Chairman, President and Chief Executive Officer
General and Administrative Expense [Abstract]
Amortization of CEO stock based compensation	(3,344)	(6,297)
Related Party
Contract termination fees and other	(23,048)	0
Basset
General and Administrative Expense [Abstract]
Consultancy fees	(566)	(1,983)
Cardiff/ Cardiff Drilling
Service Revenues, net	$ (4,198)	$ (2,815)

Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd (Details)	6 Months Ended			18 Months Ended		34 Months Ended		6 Months Ended	18 Months Ended		28 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 TMS Bulkers USD ($)	Jun. 30, 2013 TMS Bulkers EUR (€)	Jun. 30, 2013 TMS Bulkers USD ($)	Jun. 30, 2013 TMS Bulkers EUR (€)	Jun. 30, 2013 TMS Bulkers USD ($)	Jun. 30, 2013 TMS Bulkers EUR (€)	Jun. 30, 2013 TMS Tankers	Jun. 30, 2013 TMS Tankers USD ($)	Jun. 30, 2013 TMS Tankers EUR (€)	Dec. 31, 2012 TMS Tankers USD ($)	Dec. 31, 2012 TMS Tankers EUR (€)
Management fixed fee per vessel per day				$ 2,018	€ 1,545	$ 1,960	€ 1,500		$ 2,288	€ 1,751	$ 2,221	€ 1,700
Annual management fee adjustment maximum		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%				5.00%	5.00%
Annual management fee adjustment minimum		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%				3.00%	3.00%
Annual management fee adjustment applied		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Construction supervisory fee		10.00%	10.00%					10.00%
Commissions on charter hire agreements									1.25%	1.25%
Commission on purchase or sale price of vessels and rigs									1.00%	1.00%
Extra Superintendents Fee		$ 653	€ 500
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months

Transactions with Related Parties - Fabiana Ltd. (Details) (Compensation Committee approval on 12 January 2011) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 12, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Annual Remuneration	$ 4,000	$ 3,500	€ 2,700
Shares Granted	9,000,000
Vesting period	8 years 0 months 0 days
Vested number of shares on grant date	1,000,000
Vested in period				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000

Transactions with Related Parties - Additional Information Vivid,Cardiff Tankers,GSA, Basset (Details) In Thousands, except Share data, unless otherwise specified	24 Months Ended	6 Months Ended
	Dec. 31, 2012 Global Services Agreement with Cardiff	Jun. 30, 2013 Chairman, President and Chief Executive Officer	Jun. 30, 2013 Vivid USD ($)	Jun. 30, 2012 Vivid USD ($)	Jun. 30, 2013 Cardiff Tankers	Jun. 30, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Jun. 30, 2013 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Jun. 30, 2012 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)	Jun. 30, 2013 New Global Services Agreement USD ($)	Jun. 30, 2012 New Global Services Agreement USD ($)
Commissions in connection with employment arrangements	1.00%									1.00%
Commission on purchase or sale price of vessels and rigs	0.75%									0.75%
Service Revenues, net										$ 4,198	$ 2,815
Percentage Of Shareholder		14.80%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer		2,185,000
Chartering commission					1.25%
Commission in connection to financing related services			0.20%							0.20%
Consultancy agreement terms in year			5 years
Sign on bonus								1,900	1,500
Professional and Contract Services Expense						1,200	900
Professional/Financial Fees			$ 6,482	$ 8,033		$ 566		$ 1,983

Other Current Assets (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Other Assets [Abstract]
Inventories	$ 24,718		$ 29,272
Deferred mobilization expenses	60,801		46,407
Prepayments and advances	34,960		18,220
Swap cash collateral	8,000		8,000
Other	10,172		20,876
Balance at end of year/period	$ 138,651	$ 122,775	$ 122,775

Advances for Vessels and Drillships under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Balance at beginning of year	$ 1,201,807
Advances for vessels/drillships under construction and related costs	249,836
Vessels' impairment charge	(43,490)	0
Vessels delivered	(310,047)
Balance at end of year	$ 1,098,106

Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Contract termination fees and other	$ 33,293	$ 0
Vessel impairment charge	43,490	0
Hull 1239 And Hull 1240
Delivery Date	Q4 2013 & Q1 2014
Contract termination fees and other	18,305
Vessel impairment charge	11,873
Hull 1241 and Hull 1242
Vessel/ Drillship price	71,000
Contract termination fees and other	10,245
Vessel impairment charge	$ 31,617

Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance,at beginning of period	$ 2,059,570
Vessel impairment charge	43,490	0
Balance,at end of period	2,310,833
Cost | Vessels
Balance,at beginning of period	2,562,411
Additions/transfers from vessels under construction	310,047
Depreciation	0
Balance,at end of period	2,872,458
Accumulated Depreciation | Vessels
Balance,at beginning of period	(502,841)
Additions/transfers from vessels under construction	0
Depreciation	(58,784)
Balance,at end of period	(561,625)
Net Book Value | Vessels
Balance,at beginning of period	2,059,570
Additions/transfers from vessels under construction	310,047
Depreciation	(58,784)
Balance,at end of period	$ 2,310,833

Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Balance,at beginning of period	$ 4,446,730
Vessel impairment charge	43,490	0
Balance,at end of period	4,422,807
Cost | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	5,021,508
Additions	84,714
Depreciation	0
Balance,at end of period	5,106,222
Accumulated Depreciation | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	(574,778)
Additions	0
Depreciation	(108,637)
Balance,at end of period	(683,415)
Net Book Value | Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	4,446,730
Additions	84,714
Depreciation	(108,637)
Balance,at end of period	$ 4,422,807

Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
OTHER NON-CURRENT ASSETS:
Deferred mobilization expenses	$ 69,451	$ 53,615
Deferred finance costs	22,723	0
Other	12,051	29,675
Total	$ 104,225	$ 83,290

Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
5% Convertible Senior Unsecured Notes	$ 700,000	$ 700,000
Loan Facilities - Drybulk Segment	741,103	716,354
Loan Facilities - Tanker Segment	317,011	224,985
Loan Facilities - Drilling Segment	1,519,168	1,607,500
Less: Deferred financing costs	(141,089)	(162,124)
Total Debt	4,436,193	4,386,715
Less: Current portion	(1,053,638)	(1,102,085)
Long-term portion	3,382,555	3,284,630
9.5% Ocean Rig Senior Unsecured Notes
Senior Notes	500,000	500,000
6.5% Drill Rigs Senior Secured Notes
Senior Notes	$ 800,000	$ 800,000

Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
June 30, 2014	$ 1,071,614
June 30, 2015	718,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	4,577,282
Less: Financing fees and equity component of notes	(141,089)	(162,124)
Total Debt	$ 4,436,193	$ 4,386,715

Long Term Debt - Issuance of Senior Notes (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			4 Months Ended	11 Months Ended	6 Months Ended		12 Months Ended				6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 30, 2010 Issuance of Convertible Unsecured Senior Notes in April 2010	Nov. 30, 2009 Issuance of Convertible Unsecured Senior Notes in November 2009	Jun. 30, 2013 Own Share Lending Agreement	Jun. 30, 2012 Own Share Lending Agreement	Dec. 31, 2012 Own Share Lending Agreement	Sep. 19, 2011 Own Share Lending Agreement	Dec. 31, 2010 Own Share Lending Agreement	Apr. 30, 2010 Own Share Lending Agreement	Jun. 30, 2013 Expenses Related To Convertible Unsecured Senior Notes	Jun. 30, 2012 Expenses Related To Convertible Unsecured Senior Notes	Dec. 31, 2012 Expenses Related To Convertible Unsecured Senior Notes
Senior notes interest rate												5.00%
Number of common shares loaned						36,100,000
Nominal lending fee per share						$ 0.01
Outstanding loaned shares, fair value						$ 28,237		$ 40,160
Treasury Stock, Shares, Acquired						21,000,000		11,000,000
Debt Instrument Interest Rate Without Share Lending Agreement											5.50%
Share lending agreement, fair value											14,476
Amortization of issuance costs associated with the share lending agreement						1,475	1,483
Unamortized balance of own share lending agreement issuance costs						4,232		5,707
Unamortized discount	141,089		162,124									68,148		89,031
Senior notes conversion price									$ 6.9	$ 7.19
Interest and finance cost	118,173	102,451										38,383	36,121
Amortization of convertible notes discount	20,883	18,621										20,883	18,621
Interest on long-term debt												17,500	17,500
Carrying amount of liability	4,436,193		4,386,715									631,852		610,969
Debt Instrument, Face Amount				$ 240,000	$ 460,000
Debt Instrument, Convertible, Effective Interest Rate				14.00%	12.00%

Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		4 Months Ended	9 Months Ended			0 Months Ended	2 Months Ended	4 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 27, 2011 Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2016 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Sep. 30, 2016 Ocean Rig Senior Notes 6.5% Drill Rigs Senior Secured Notes	Mar. 30, 2012 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Jul. 27, 2011 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Apr. 26, 2011 Repurchase And Sale Of Ocean Rig Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Senior Secured Credit Facility Repaid 6.5% Drill Rigs Senior Secured Notes
Principal amount of senior unsecured notes			$ 500,000	$ 800,000			$ 18,000	$ 57,000		$ 1,040,000
Senior notes interest rate			9.50%	6.50%
Proceeds from issuance of senior notes			487,500	781,965
Redemption Price Of Senior Note As Percentage Of Principal Amount			100.00%	101.00%	100.00%	103.25%
Amortization of convertible notes discount	20,883	18,621
Interest expense and debt amortization cost	119,366	107,280
Principal amount of senior notes repurchased									75,000
Gain / (Loss) on sale of notes							$ 709	$ 1,406

Long Term Debt - Covenant Description and Compliance (Details)	6 Months Ended
Jun. 30, 2013
Compliance with loan-to-value ratios	As of June 30, 2013, the Company was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements relating to its shipping segment. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of June 30, 2013, the Company was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company's loan agreements relating to its shipping segment, under which a total of $804,789 was outstanding as of June 30, 2013 (Note 3). As a result of this non-compliance and of the cross default provisions contained in all of the Company's bank loan agreements relating to its shipping segment, and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of the amounts outstanding under its bank loans relating to its shipping segment that were in breach as of June 30, 2013, amounting to $1,058,113, as current at June 30, 2013.
Credit Facility 1
Debt instrument covenant description	On September 27, 2012, the Company entered into two supplemental agreements relating to the credit facility dated March 31, 2006, to cure a shortfall in the security cover ratio and pledged 7,800,000 of its shares of Ocean Rig as additional security. On June 21, 2013, the Company signed and amendment and extended the pledge of the above shares from June 30, 2013 to September 16, 2013.
Term Bank Loan 14
Debt instrument covenant description	The facility bears interest at LIBOR plus a margin and is repayable in twenty-four semi-annual installments. During January 2013, the Company drew an amount of $100,856, to finance the delivery installment of the above three tankers.
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Debt instrument covenant description	Under the agreement, Ocean Rig may only pay dividends or make other distributions in respect of its capital stock under the $1.35 billion secured term loan facility in an amount of up to 50% of net income of each previous financial year, provided in each case that Ocean Rig UDW maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment
All three term loan facilities
Debt instrument payment terms	All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of each drillship . The Commercial Facilities mature five years after the first draw down date while the Eksportkreditt GIEK Facilities and KEXIM Facilites mature twelve years after the first draw down date or, at the lenders option, at the maturity date of the Commercial Facilities. In connection with this loan, Ocean Rig paid $22.4 million as loan origination fees, which have been classified in other non-current assets.

Long Term Debt - Term Bank Loans and Credit Facilities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			0 Months Ended											2 Months Ended			3 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 6.5% Drill Rigs Senior Secured Notes	Jul. 12, 2013 Loan Facilities Drilling Segment 1	Jul. 12, 2013 Loan Facilities Drilling Segment 2	Jul. 12, 2013 Tranche B1 Term Loans	Jul. 12, 2013 Tranche B2 Term Loans	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Project Inc.	Aug. 01, 2013 Two supplemental agreements	Sep. 27, 2012 Two supplemental agreements	Jun. 30, 2013 Fixed Rate	Feb. 28, 2013 Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena	Feb. 28, 2013 Ocean Rig Mylos	Feb. 28, 2013 Ocean Rig Skyros	Feb. 28, 2013 Ocean Rig Athena	Mar. 15, 2013 Credit Agreement With Far Eastern Shipyard	Oct. 24, 2012 Alicante, Mareta and Bordeira Term Bank Loan 14	Jul. 12, 2013 Term loans	Jul. 12, 2013 Existing bank loans	Feb. 28, 2013 Commercial lenders, or the Commercial Facilities	Feb. 28, 2013 Eksportkreditt Norge AS, or the Eksportkreditt GIEK Facilities	Feb. 28, 2013 Export-Import Bank of Korea, or the Kexim Facilities
Line of credit facility amount outstanding													$ 430,556
Number of shares pledged as additional security											5,450,000	7,800,000						1,602,500
Debt Instrument, Unused Borrowing Capacity, Amount	1,350,000		189,389
Line Of Credit Facility Unused Capacity Commitment Fee Percentage Range	1.40%
Long-term Debt, Weighted Average Interest Rate	6.39%	5.71%
Interest on long-term debt and amortization of debt issuance cost	119,366	107,280
Line Of Credit Facility Maximum Borrowing Capacity				1,800,000				975,000	825,000	100,000									107,669
Debt instrument frequency payment period	quarterly
Variable rate basis															LIBOR	LIBOR	LIBOR
Debt Instrument, Face Amount					800,000	495,000	495,000							1,350,000				12,500				150,000	150,000	150,000
Debt Instrument, Convertible, Effective Interest Rate																		3.00%
Other non-current liabilities	28,145		13,345															12,500
Maturity Date Of Loan				Q1 2021
Capitalized interest	34,466	27,262
Restricted Cash																				131,600
Amortization and write off of Financing Costs	9,856	8,180																		23,300
Loan Facilities	$ 4,436,193		$ 4,386,715																		$ 1,519,168

Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	$ 20,662	$ 996
Interest rate swaps, liabilities	97,797	148,940
Total derivatives assets	20,662	996
Total derivatives liabilities	97,797	148,940
Financial Instruments Current Assets
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	0	0
Financial Instruments Non Current Assets
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	20,662	996
Financial Instruments Current Liabilities
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	61,417	85,844
Financial Instruments Non Current Liabilities
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	$ 36,380	$ 63,096

Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Isntruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest rate swaps	$ 23,478	$ (21,714)
Gain/(Loss) on interest rate swaps
Interest rate swaps	23,478	(21,714)
Total	$ 23,478	$ (21,714)

Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Recurring measurements:
Interest rate swaps - asset position	$ 20,662	$ 996
Interest rate swaps liability position	(97,797)	(148,940)
Total	(77,135)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Recurring measurements:
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	0
Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	20,662
Interest rate swaps liability position	(97,797)
Total	(77,135)
Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	$ 0

Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Long-lived assets held and used	$ 0
Total	0
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Long-lived assets held and used	(71,000)
Total	(71,000)
Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	0
Total	0
Impairment loss
Non-Recurring measurements:
Long-lived assets held and used	(43,490)
Total	$ (43,490)

Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Number of interest rate swap, cap and floor agreements	37
Notional amount of interest rate swap, cap and floor agreements maturing from March 2013 through November 2017	$ 3,900,000
Gain/(loss) on interest rate swaps	23,478	(21,714)
Two loan agreements	4,577,282
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	0	6,544
Security deposits, current	8,000		8,000
Restricted cash, current	153,588		223,133
Cash flow hedge realized
Losses on cash flow hedges transferred from other comprehensive loss to statement of operations	276	6,818
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	548
Convertible Senior Notes | Level 2
Convertible Senior Notes estimated fair value through Level 2 inputs	639,625
Convertible Senior Notes carrying amount net of financing fees	624,460
Ocean Rig UDW | Level 2
Ocean Rig UDW/ Drill Rigs notes estimated fair value through Level 2 inputs	521,250
Ocean Rig UDW/ Drill Rigs notes carrying amount net of financing fees	492,782
Drill Rigs Notes | Level 2
Ocean Rig UDW/ Drill Rigs notes estimated fair value through Level 2 inputs	799,000
Ocean Rig UDW/ Drill Rigs notes carrying amount net of financing fees	782,698
Term Bank Loan 12 | Level 2
Loans estimate at fair value through level 2 inputs	467,893
Loans carrying amount net of financing fees	423,491
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Restricted cash, current	6,000
Four Newbuildings
Assets Held-for-sale, Long Lived, Fair Value Disclosure	43,490
Impairment of Long-Lived Assets Held-for-use	$ 43,490

Common Stock and Additional Paid-in Capital - Net Income attributable to Dryships Inc. and transfers to the Non controlling Interest (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net Income Attributable To Dryships Inc And Transfers To Noncontrolling Interest [Abstract]
Net loss attributable to DryShips Inc.	$ (134,845)	$ (65,658)
Transfers to the non-controlling interest:
Decrease in Dryships equity for reduction in subsidiary ownership	(45,418)	(81,760)
Net transfers to the non-controlling interest	(45,418)	(81,760)
Net loss attributable to Dryships and transfers to the noncontrolling interest	$ (180,263)	$ (147,418)

Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended
	Feb. 14, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Feb. 14, 2013 Ocean Rig	Apr. 17, 2012 Ocean Rig	Jun. 30, 2013 Ocean Rig	Dec. 06, 2011 Ocean Rig
Treasury Stock, Shares, Acquired							21,000,000
Value of repurchase program								$ 500,000
Number of Ocean Rig common shares sold through a public offering	7,500,000				7,500,000	11,500,000
Equity attributable to the controlling interest		2,672,356		2,846,460	45,418	81,760
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		123,084	180,485		123,084	180,485
Assets, Net					$ 2,950,992	$ 3,003,954

Equity Incentive Plan - Non vested shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of non vested shares | Ocean Rig UDW
Number of non vested shares
Balance at beginning of year	73,500
Granted	192,400
Vested	(12,500)
Balance at end of year	253,400
Number of non vested shares | Dryships
Number of non vested shares
Balance at beginning of year	6,005,000
Granted	0
Balance at end of year	6,005,000
Weighted average grant date fair value per non vested shares | Ocean Rig UDW
Weighted average grant date fair value per non vested shares
Balance at beginning of year	16.4
Granted	16.9
Vested	16.05
Balance at end of year	16.8
Weighted average grant date fair value per non vested shares | Dryships
Weighted average grant date fair value per non vested shares
Balance at beginning of year	5.5
Granted	0
Balance at end of year	5.5

Equity Incentive Plan - Additional Information Dryships (Details) (Dryships, USD $)	6 Months Ended				0 Months Ended										1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 25, 2010 Equity Incentive Plan 2008	Jan. 12, 2011 Compensation Committee approval on 12 January 2011	Dec. 31, 2018 Compensation Committee approval on 12 January 2011	Dec. 31, 2017 Compensation Committee approval on 12 January 2011	Dec. 31, 2016 Compensation Committee approval on 12 January 2011	Dec. 31, 2015 Compensation Committee approval on 12 January 2011	Dec. 31, 2014 Compensation Committee approval on 12 January 2011	Dec. 31, 2013 Compensation Committee approval on 12 January 2011	Jun. 30, 2013 Compensation Committee approval on 12 January 2011	Dec. 31, 2012 Compensation Committee approval on 12 January 2011	Dec. 31, 2011 Compensation Committee approval on 12 January 2011	Feb. 04, 2011 Grant Date 1	Jun. 30, 2013 Grant Date 1
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				21,834,055
Shares Granted					9,000,000										15,000
Vested number of shares on grant date					1,000,000
Vested in period						1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000		1,000,000	1,000,000
Vested number of shares												3,000,000				10,000
Unrecognized compensation cost related to non-vested share arrangements granted	$ 16,377,000		$ 19,725,000
Weighted average period of recognition for unrecognised compensation cost	6 years 0 months 0 days
Allocated Share-based Compensation Expense	3,349,000	6,310,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 0	$ 300
Vesting period					8 years										3 years
Grant date fair value					$ 5.5										$ 5.01

Equity Incentive Plan - Additional Information Ocean Rig UDW (Details) (Ocean Rig, USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended				4 Months Ended		4 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Feb. 14, 2012 Compensation Committee Approval On 14 February 2012	Mar. 21, 2012 Equity Incentive Plan 2012	May 15, 2012 Officer	Dec. 05, 2012 Officer	May 15, 2012 Sign Up Bonus	May 16, 2013 Compensation Committee Approval On 16 May 2013
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			112,950	2,000,000		7,500		192,400
Shares Granted					4,500		28,200
Unrecognized compensation cost related to non-vested share arrangements granted	$ 3,256	$ 633
Allocated Share-based Compensation Expense	$ 591
Grant date fair value			$ 16.5		$ 15.92	$ 15.75	$ 15.92	$ 16.9
Number of forfeited shares		77,150
Number of vested shares		2,500

Commitment and contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013 Vessels shipbuilding contracts	Jun. 30, 2013 Drillship Shipbuilding contracts	Jun. 30, 2013 Total Obligations
1st year	$ 1,256,616	$ 76,840	$ 1,179,776	$ 1,256,616
2nd year		47,600	387,100	434,700
Total		$ 124,440	$ 1,566,876	$ 1,691,316

Commitment and contingencies - Contractual Charter Revenues (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unbilled Receivables, Not Billable at Balance Sheet Date [Abstract]
Twelve months ending December 31, 2014	$ 1,675,053
Twelve months ending December 31, 2015	1,495,384
Twelve months ending December 31, 2016	921,757
Twelve months ending December 31, 2017	205,093
Twelve months ending December 31, 2018	56,455
Twelve months ending December 31, 2019 and thereafter	$ 16,221

Commitment and contingencies - Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Office in Athens
Twelve months ending June 30, 2014	$ 88
Twelve months ending June 30, 2015	88
Twelve months ending June 30, 2016	88
Six months ended December 31, 2017	44
Offices Of Ocean Rig UDW
Twelve months ending June 30, 2014	2,080
Twelve months ending June 30, 2015	901
Twelve months ending June 30, 2016	627
Twelve months ending June 30, 2017	273
Twelve months ending June 30, 2018	236
Twelve months ending June 30, 2019 and thereafter	$ 2,021

Commitment and contingencies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Capricorn Greenland Exploitation 1 Limited and Cairn Energy Plc	May 24, 2012 Leiv Eiriksson	Jun. 30, 2013 Leiv Eiriksson
Payments for Legal Settlements				$ 6,100
Legal Settlements And Other	5,390	(1,606)	6,000		6,400
Proceeds from legal settlements			$ 5,000

Commitments and contingencies - Toro's sale agreement (Details) (Toro's sale agreement, USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended
	Jan. 29, 2009	Feb. 13, 2009	Jul. 17, 2008
Toro's sale agreement
Size of Vessels			73,034 dwt
Vessel Sale Price			$ 63,400
Revised vessel sale price	36,000
Security Deposit Released In Favor Of Company	6,300
Additional Security deposit	1,500
Security deposit not paid		$ 1,500

Interest and finance cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and Finance Costs [Abstract]
Interest incurred on long-term debt	$ 109,510	$ 99,100
Amortization and write off of financing fees	9,856	8,180
Amortization of convertible notes discount	20,883	18,621
Amortization of share lending agreement-note issuance costs	1,475	1,483
Commitment fees, bank charges and other financial expenses	10,915	2,329
Capitalized interest	(34,466)	(27,262)
Total	$ 118,173	$ 102,451

Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues from external customers	$ 655,721	$ 583,635
Income tax expense	(24,575)	(21,628)
Net income/(loss)	(117,107)	(78,885)
Total assets	8,904,066	8,878,491	8,878,491
Drybulk Segment
Revenues from external customers	93,798	139,508
Income tax expense	0	0
Net income/(loss)	(168,575)	(31,255)
Total assets	1,914,999	2,020,180
Tanker Segment
Revenues from external customers	55,644	17,637
Income tax expense	0	0
Net income/(loss)	5,246	(265)
Total assets	701,638	579,451
Drilling Rigs Segment
Revenues from external customers	506,279	426,490
Income tax expense	(24,575)	(21,628)
Net income/(loss)	46,222	(47,365)
Total assets	$ 6,287,429	$ 6,278,860

Losses per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share Reconciliation [Abstract]
Net loss attributable to DryShips	$ (134,845)	$ (65,658)
Less: Allocation of undistributed earnings to non-vested stock	(23)	0
Basic and diluted LPS
Loss attributable to common stockholders	$ (134,868)	$ (65,658)
Weighted average number of outstanding shares	382,657,244	380,152,244
Amount per share	$ (0.35)	$ (0.17)

Non - controlling interests (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Non Controlling Interest (Abstract)
Balance at the beginning of the period	$ 1,021,559	$ 793,334
Net income/(loss) for the period	17,738	(13,227)
Sale of subsidiary shares to non controlling interests (Note 11)	168,502	262,245
Amortization of stock based compensation	234	160
Other comprehensive income	1,491	2,060
Balance at the end of the period	$ 1,209,524	$ 1,044,572

Subsequent Events - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 12, 2013 Senior secured term loan facility	Jul. 12, 2013 Tranche B1 Term Loans	Jul. 12, 2013 Tranche B2 Term Loans	Jul. 26, 2013 Drillships Financing Holding Inc. ("DFHI") and Drillships Project Inc.	Aug. 01, 2013 Two supplemental agreements	Sep. 27, 2012 Two supplemental agreements	Jul. 10, 2013 Ocean Rig Skyros	Jul. 19, 2013 Ocean Rig Skyros Letter of award	Jul. 30, 2013 Ocean Rig Apollo
Term loan facility	$ 1,800,000	$ 975,000	$ 825,000	$ 100,000
Duration of a new drilling contract							Five-well program or a minimum of 275 days	6 year contract	3 year contract
Number of shares pledged as additional security					5,450,000	7,800,000